UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.
(Exact Name of Registrant as specified in charter)

11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
 (Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (310) 996-6000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Laurie D. Neat
Capital International, Inc.
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Rob Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

EMERGING MARKETS GROWTH FUND
 Investment portfolio
March 31, 2012

                                                                                                              unaudited
                                                                                                                  Value
Equity securities                                                                                   Shares        (000)
========================================================================================================================
   Asia-Pacific -- 56.0%
========================================================================================================================
   China -- 17.2%
========================================================================================================================
   Agricultural Bank of China Ltd.                                                               1,528,800        $650
   Agricultural Bank of China Ltd. (Hong Kong)                                                 102,344,000      43,887
------------------------------------------------------------------------------------------------------------------------
   Ambow Education Holding Ltd. (ADR)(1)                                                         1,341,420       9,873
------------------------------------------------------------------------------------------------------------------------
   Anhui Conch Cement Co. Ltd.                                                                  11,494,654      28,801
   Anhui Conch Cement Co. Ltd. (Hong Kong)                                                      21,552,000      68,273
------------------------------------------------------------------------------------------------------------------------
   Bank of China Ltd. (Hong Kong)                                                              702,932,724     283,326
------------------------------------------------------------------------------------------------------------------------
   Beijing Enterprises Holdings Ltd. (Hong Kong)                                                 2,748,000      16,756
------------------------------------------------------------------------------------------------------------------------
   Beijing Enterprises Water Group Ltd. (Hong Kong)(1)                                         122,236,000      27,861
------------------------------------------------------------------------------------------------------------------------
   BYD Co. Ltd. (Hong Kong)(1)                                                                   2,653,200       7,414
------------------------------------------------------------------------------------------------------------------------
   China Construction Bank Corp. (Hong Kong)                                                   193,282,190     149,338
------------------------------------------------------------------------------------------------------------------------
   China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)                           60,551,600      32,359
------------------------------------------------------------------------------------------------------------------------
   China Kanghui Holdings (ADR)(1)                                                               1,085,000      20,626
------------------------------------------------------------------------------------------------------------------------
   China Life Insurance Co. Ltd.                                                                 6,207,957      16,116
   China Life Insurance Co. Ltd. (Hong Kong)                                                    28,345,000      73,550
------------------------------------------------------------------------------------------------------------------------
   China Longyuan Power Group Corp. Ltd. (Hong Kong)                                            56,557,000      47,267
------------------------------------------------------------------------------------------------------------------------
   China Mengniu Dairy Co. (Hong Kong)                                                          17,771,000      52,062
------------------------------------------------------------------------------------------------------------------------
   China Mobile Ltd. (Hong Kong)                                                                 8,141,500      89,587
------------------------------------------------------------------------------------------------------------------------
   China Petroleum & Chemical Corp. (Hong Kong)                                                228,856,000     249,322
------------------------------------------------------------------------------------------------------------------------
   China Resources Land Ltd. (Hong Kong)                                                         5,961,000      10,301
------------------------------------------------------------------------------------------------------------------------
   China Shenhua Energy Co. Ltd.                                                                 1,309,200       5,324
   China Shenhua Energy Co. Ltd. (Hong Kong)                                                    47,358,500     199,727
------------------------------------------------------------------------------------------------------------------------
   CSR Corp. Ltd. (Hong Kong)                                                                   37,875,000      25,850
------------------------------------------------------------------------------------------------------------------------
   Ctrip.com International, Ltd. (ADR)(1)                                                           84,060       1,819
------------------------------------------------------------------------------------------------------------------------
   ENN Energy Holdings Ltd. (Hong Kong)                                                          4,630,000      15,979
------------------------------------------------------------------------------------------------------------------------
   First Tractor Co. Ltd. (Hong Kong)                                                           13,402,000      13,496
------------------------------------------------------------------------------------------------------------------------
   Fu Ji Food and Catering Services Holdings Ltd. (Hong Kong)(1)                                15,126,000          24
------------------------------------------------------------------------------------------------------------------------
   Hengan International Group Co. Ltd. (Hong Kong)                                               2,109,500      21,324
------------------------------------------------------------------------------------------------------------------------
   Honghua Group Ltd. (Hong Kong)(1)                                                             3,817,000         560
------------------------------------------------------------------------------------------------------------------------
   Huabao International Holdings Ltd. (Hong Kong)                                               14,604,000       9,497
------------------------------------------------------------------------------------------------------------------------
   Industrial and Commercial Bank of China Ltd.                                                 10,092,300       6,939
   Industrial and Commercial Bank of China Ltd. (Hong Kong)                                    438,310,761     282,779
------------------------------------------------------------------------------------------------------------------------
   Kingboard Chemical Holdings Ltd. (Hong Kong)                                                  3,795,100      13,268
------------------------------------------------------------------------------------------------------------------------
   Kingboard Laminates Holdings Ltd. (Hong Kong)                                                37,262,000      17,610
------------------------------------------------------------------------------------------------------------------------
   Lenovo Group Ltd. (Hong Kong)                                                                25,666,000      23,103
------------------------------------------------------------------------------------------------------------------------
   Leoch International Technology Ltd. (Hong Kong)                                               8,877,000       2,218
------------------------------------------------------------------------------------------------------------------------
   Longfor Properties Co. Ltd. (Hong Kong)                                                      25,666,000      35,960
------------------------------------------------------------------------------------------------------------------------
   Man Wah Holdings Ltd. (Hong Kong)                                                            24,656,600      14,415
------------------------------------------------------------------------------------------------------------------------
   Minth Group Ltd. (Hong Kong)                                                                 43,060,000      49,905
------------------------------------------------------------------------------------------------------------------------
   NetEase.com, Inc. (ADR)(1)                                                                      145,600       8,459
------------------------------------------------------------------------------------------------------------------------
   New Oriental Education & Technology Group Inc. (ADR)(1)                                       1,325,400      36,396
------------------------------------------------------------------------------------------------------------------------
   Nine Dragons Paper (Holdings) Ltd. (Hong Kong)                                               44,867,200      36,804
------------------------------------------------------------------------------------------------------------------------
   Perfect World Co. Ltd., Class B (ADR)(1)                                                        234,500       3,794
------------------------------------------------------------------------------------------------------------------------
   Real Nutriceutical Group Ltd. (Hong Kong)                                                     7,325,000       2,349
------------------------------------------------------------------------------------------------------------------------
   Sany Heavy Equipment International Holdings Co. Ltd. (Hong Kong)                             56,608,000      42,790
------------------------------------------------------------------------------------------------------------------------
   Shanda Games Ltd., Class A (ADR)(2)                                                           3,943,800      20,508
------------------------------------------------------------------------------------------------------------------------
   Shandong Weigao Group Medical Polymer Co. Ltd. (Hong Kong)                                   45,994,000      52,535
------------------------------------------------------------------------------------------------------------------------
   Shanghai Zhixin Electric Co. Ltd.                                                             4,988,567      10,923
------------------------------------------------------------------------------------------------------------------------
   Shenguan Holdings Group Ltd. (Hong Kong)                                                     27,648,000      16,378
------------------------------------------------------------------------------------------------------------------------
   Shenzhou International Group Holdings Ltd. (Hong Kong)                                        4,920,000       9,453
------------------------------------------------------------------------------------------------------------------------
   Suntech Power Holdings Co. Ltd. (ADR)(1)                                                        804,400       2,461
------------------------------------------------------------------------------------------------------------------------
   Tingyi (Cayman Islands) Holding Corp. (Hong Kong)                                             1,222,000       3,533
------------------------------------------------------------------------------------------------------------------------
   Weichai Power Co. Ltd. (Hong Kong)                                                           17,524,200      81,804
------------------------------------------------------------------------------------------------------------------------
   Wumart Stores, Inc. (Hong Kong)                                                               4,430,384       9,744
------------------------------------------------------------------------------------------------------------------------
   Zhongsheng Group Holdings Ltd. (Hong Kong)                                                   54,547,500     108,174
------------------------------------------------------------------------------------------------------------------------
   Zhuzhou CSR Times Electric Co. Ltd. (Hong Kong)                                               7,324,000      18,712
------------------------------------------------------------------------------------------------------------------------
                                                                                                             2,431,983

========================================================================================================================
   Hong Kong -- 4.0%
========================================================================================================================
   AIA Group Ltd.                                                                               37,812,800     138,532
------------------------------------------------------------------------------------------------------------------------
   ASM Pacific Technology Ltd.                                                                   4,942,700      72,114
------------------------------------------------------------------------------------------------------------------------
   EVA Precision Industrial Holdings Ltd.                                                       69,356,000      12,861
------------------------------------------------------------------------------------------------------------------------
   First Pacific Co. Ltd.                                                                        6,578,858       7,294
------------------------------------------------------------------------------------------------------------------------
   Goodbaby International Holdings Ltd.                                                         22,216,000       7,782
------------------------------------------------------------------------------------------------------------------------
   Jardine Matheson Holdings Ltd.                                                                  318,400      15,920
------------------------------------------------------------------------------------------------------------------------
   Samsonite International SA(1)                                                                38,934,000      70,793
------------------------------------------------------------------------------------------------------------------------
   Sands China Ltd.                                                                             25,354,400      99,092
------------------------------------------------------------------------------------------------------------------------
   SJM Holdings Ltd.                                                                            29,555,000      60,134
------------------------------------------------------------------------------------------------------------------------
   United Company RUSAL PLC(1)                                                                  27,361,000      20,964
------------------------------------------------------------------------------------------------------------------------
   VTech Holdings Ltd.                                                                           2,536,800      32,520
------------------------------------------------------------------------------------------------------------------------
   Wynn Macau Ltd.                                                                              10,570,000      30,898
------------------------------------------------------------------------------------------------------------------------
                                                                                                               568,904

========================================================================================================================
   India -- 7.6%
========================================================================================================================
   Adani Enterprises Ltd.                                                                       13,950,450      83,478
------------------------------------------------------------------------------------------------------------------------
   Apollo Hospitals Enterprise Ltd.                                                              2,445,932      30,670
   Apollo Hospitals Enterprise Ltd. (GDR)                                                          467,600       5,863
------------------------------------------------------------------------------------------------------------------------
   Bharat Electronics Ltd.                                                                         380,971      11,403
------------------------------------------------------------------------------------------------------------------------
   Bharti Airtel Ltd.                                                                           29,740,584     197,259
------------------------------------------------------------------------------------------------------------------------
   Cox and Kings Ltd.                                                                            4,202,697      13,451
   Cox and Kings Ltd. (GDR)                                                                        453,204       1,450
------------------------------------------------------------------------------------------------------------------------
   DLF Ltd.                                                                                      9,608,793      38,052
------------------------------------------------------------------------------------------------------------------------
   HDFC Bank Ltd.                                                                                7,335,905      74,857
   HDFC Bank Ltd. (ADR)                                                                              8,000         273
------------------------------------------------------------------------------------------------------------------------
   Housing Development Finance Corp. Ltd.                                                        7,352,944      97,178
------------------------------------------------------------------------------------------------------------------------
   ICICI Bank Ltd.                                                                               3,935,488      68,768
   ICICI Bank Ltd. (ADR)                                                                         1,878,400      65,500
------------------------------------------------------------------------------------------------------------------------
   Infosys Ltd.                                                                                    173,730       9,775
------------------------------------------------------------------------------------------------------------------------
   Infrastructure Development Finance Co. Ltd.                                                  10,956,226      29,033
------------------------------------------------------------------------------------------------------------------------
   ITC Ltd.                                                                                      1,730,680       7,708
------------------------------------------------------------------------------------------------------------------------
   Jain Irrigation Systems Ltd.(2)                                                              21,176,553      39,957
------------------------------------------------------------------------------------------------------------------------
   Kotak Mahindra Bank Ltd.                                                                      8,891,847      95,184
------------------------------------------------------------------------------------------------------------------------
   Multi Screen Media Private Ltd. (acquired 5/15/00, cost: $107,294,000)(1),(3)                   284,195      24,990
------------------------------------------------------------------------------------------------------------------------
   PTC India Financial Services Ltd.(1)                                                         15,933,450       4,957
------------------------------------------------------------------------------------------------------------------------
   Reliance Industries Ltd.                                                                      6,432,534      94,774
------------------------------------------------------------------------------------------------------------------------
   Shopper's Stop Ltd.                                                                           1,071,363       8,174
------------------------------------------------------------------------------------------------------------------------
   Sobha Developers Ltd.                                                                         3,594,606      23,507
------------------------------------------------------------------------------------------------------------------------
   United Spirits Ltd.                                                                           2,819,002      33,535
------------------------------------------------------------------------------------------------------------------------
   VA Tech Wabag Ltd.(2)                                                                         1,584,552      13,356
------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,073,152

========================================================================================================================
   Indonesia -- 2.8%
========================================================================================================================
   PT Agung Podomoro Land Tbk(1)                                                               479,240,500      18,344
------------------------------------------------------------------------------------------------------------------------
   PT Astra International Tbk                                                                    6,031,300      48,777
------------------------------------------------------------------------------------------------------------------------
   PT Bank Mandiri (Persero) Tbk                                                               144,077,824     107,932
------------------------------------------------------------------------------------------------------------------------
   PT Bank Rakyat Indonesia (Persero) Tbk                                                       63,680,000      48,401
------------------------------------------------------------------------------------------------------------------------
   PT Elang Mahkota Teknologi Tbk(1)                                                            49,762,000      23,945
------------------------------------------------------------------------------------------------------------------------
   PT Indocement Tunggal Prakarsa Tbk                                                           26,061,000      52,584
------------------------------------------------------------------------------------------------------------------------
   PT Semen Gresik (Persero) Tbk                                                                22,576,500      30,245
------------------------------------------------------------------------------------------------------------------------
   PT Surya Citra Media Tbk                                                                     38,277,500      33,698
------------------------------------------------------------------------------------------------------------------------
   PT Tower Bersama Infrastructure Tbk                                                         105,953,500      34,182
------------------------------------------------------------------------------------------------------------------------
                                                                                                               398,108

========================================================================================================================
   Malaysia -- 3.0%
========================================================================================================================
   Bumi Armada Bhd.(1)                                                                          60,987,200      87,594
------------------------------------------------------------------------------------------------------------------------
   CIMB Group Holdings Bhd.                                                                     44,210,098     110,976
------------------------------------------------------------------------------------------------------------------------
   Eastern & Oriental Bhd.                                                                       7,469,930       3,658
------------------------------------------------------------------------------------------------------------------------
   Genting Bhd.                                                                                 38,122,200     134,893
------------------------------------------------------------------------------------------------------------------------
   IJM Corp. Bhd.                                                                               43,913,568      80,703
------------------------------------------------------------------------------------------------------------------------
   Malaysia Marine and Heavy Engineering Holdings Bhd.                                           1,444,877       2,589
------------------------------------------------------------------------------------------------------------------------
   Naim Cendera Holdings Bhd.                                                                   11,661,500       7,156
------------------------------------------------------------------------------------------------------------------------
   StemLife Bhd.(2)                                                                              8,331,900         762
------------------------------------------------------------------------------------------------------------------------

                                                                                                               428,331

========================================================================================================================
   Pakistan -- 0.1%
========================================================================================================================
   Oil and Gas Development Co. Ltd. (GDR)                                                          775,826      14,348
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Philippines -- 0.7%
========================================================================================================================
   Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost:
      $1,850,000)(1),(3)                                                                           724,790           --
   Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost:
      $616,000)(1),(3)                                                                             241,431           --
------------------------------------------------------------------------------------------------------------------------
   Energy Development Corp.                                                                    423,227,850      59,144
------------------------------------------------------------------------------------------------------------------------
   International Container Terminal Services, Inc.                                              27,284,888      41,625
------------------------------------------------------------------------------------------------------------------------
   Philippine Airlines, Inc. (acquired 3/31/97, cost: $0)(1),(3)                                68,631,450           --
------------------------------------------------------------------------------------------------------------------------
                                                                                                               100,769

========================================================================================================================
   Singapore -- 0.9%
========================================================================================================================
   CapitaRetail China Trust                                                                      8,476,000       8,327
------------------------------------------------------------------------------------------------------------------------
   Hutchison Port Holdings Trust                                                                14,386,000      11,005
------------------------------------------------------------------------------------------------------------------------
   Olam International Ltd.                                                                      20,926,868      39,289
------------------------------------------------------------------------------------------------------------------------
   Wilmar International Ltd.                                                                    15,767,420      61,462
------------------------------------------------------------------------------------------------------------------------
                                                                                                               120,083

========================================================================================================================
   South Korea -- 11.5%
========================================================================================================================
   Cheil Worldwide, Inc.                                                                           992,090      15,848
------------------------------------------------------------------------------------------------------------------------
   Daum Communications Corp.                                                                       171,645      18,042
------------------------------------------------------------------------------------------------------------------------
   Hana Financial Holdings                                                                       4,490,540     169,230
------------------------------------------------------------------------------------------------------------------------
   Hankook Tire Co., Ltd.                                                                        1,195,190      44,251
------------------------------------------------------------------------------------------------------------------------
   Hynix Semiconductor, Inc.(1)                                                                  6,654,810     171,796
------------------------------------------------------------------------------------------------------------------------
   Hyundai Engineering & Construction Co., Ltd.                                                    426,879      30,441
------------------------------------------------------------------------------------------------------------------------
   Hyundai Mobis Co., Ltd.                                                                         481,154     121,663
------------------------------------------------------------------------------------------------------------------------
   Korean Reinsurance Co.(1)                                                                       478,214       5,761
------------------------------------------------------------------------------------------------------------------------
   LG Chem, Ltd.                                                                                 1,042,941     340,575
------------------------------------------------------------------------------------------------------------------------
   LG Household & Health Care Ltd.                                                                  87,992      46,207
------------------------------------------------------------------------------------------------------------------------
   OCI Co., Ltd.                                                                                   191,602      38,978
------------------------------------------------------------------------------------------------------------------------
   Samsung C&T Corp.                                                                             1,243,671      87,152
------------------------------------------------------------------------------------------------------------------------
   Samsung Electronics Co., Ltd.                                                                   115,310     129,756
   Samsung Electronics Co., Ltd. (GDR)                                                             639,548     361,665
------------------------------------------------------------------------------------------------------------------------
   Shinhan Financial Group Co., Ltd.                                                             1,251,783      48,335
------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,629,700

========================================================================================================================
   Taiwan -- 6.3%
========================================================================================================================
   Advanced Semiconductor Engineering, Inc.                                                     40,875,515      41,132
------------------------------------------------------------------------------------------------------------------------
   ASUSTeK Computer, Inc.                                                                        8,967,980      84,622
------------------------------------------------------------------------------------------------------------------------
   Compeq Manufacturing Co., Ltd.(1),(2)                                                        73,599,000      32,667
------------------------------------------------------------------------------------------------------------------------
   CTCI Corp.                                                                                   24,607,000      40,728
------------------------------------------------------------------------------------------------------------------------
   Delta Electronics, Inc.                                                                      37,607,348     110,218
------------------------------------------------------------------------------------------------------------------------
   Far Eastern Department Stores Ltd.                                                            6,140,420       7,854
------------------------------------------------------------------------------------------------------------------------
   Hon Hai Precision Industry Co., Ltd.                                                         25,537,570      99,072
   Hon Hai Precision Industry Co., Ltd. (GDR)                                                    1,673,870      13,056
------------------------------------------------------------------------------------------------------------------------
   Hotai Motor Co., Ltd.                                                                         2,861,000      23,071
------------------------------------------------------------------------------------------------------------------------
   HTC Corp.                                                                                       699,704      14,153
------------------------------------------------------------------------------------------------------------------------
   Synnex Technology International Corp.                                                        24,111,268      59,881
------------------------------------------------------------------------------------------------------------------------
   Taiwan Semiconductor Manufacturing Co., Ltd.                                                105,905,680     304,643
------------------------------------------------------------------------------------------------------------------------
   Tripod Technology Corp.                                                                      17,088,433      57,319
------------------------------------------------------------------------------------------------------------------------
                                                                                                               888,416

========================================================================================================================
   Thailand -- 1.9%
========================================================================================================================
   Advanced Info Service PCL                                                                     5,634,800      33,608
------------------------------------------------------------------------------------------------------------------------
   Bangkok Bank PCL, nonvoting depository receipt                                                1,754,900      10,524
------------------------------------------------------------------------------------------------------------------------
   Bank of Ayudhya PCL                                                                          50,080,500      44,642
   Bank of Ayudhya PCL, nonvoting depository receipt                                             2,912,100       2,549
------------------------------------------------------------------------------------------------------------------------
   Banpu PCL                                                                                     3,058,938      60,286
   Banpu PCL, nonvoting depository receipt                                                         106,200       2,093
------------------------------------------------------------------------------------------------------------------------
   Indorama Ventures PCL                                                                        24,773,600      30,314
------------------------------------------------------------------------------------------------------------------------
   Kasikornbank PCL, nonvoting depository receipt                                                3,394,100      16,943
------------------------------------------------------------------------------------------------------------------------
   Siam Cement PCL, nonvoting depository receipt                                                 5,159,500      59,372
------------------------------------------------------------------------------------------------------------------------
                                                                                                               260,331

========================================================================================================================
   Eastern Europe and Middle East -- 13.4%
========================================================================================================================
   Czech Republic -- 0.4%
========================================================================================================================
   CEZ AS                                                                                          613,434      26,356
------------------------------------------------------------------------------------------------------------------------
   Telefonica O2 Czech Republic, AS                                                              1,568,248      32,908
------------------------------------------------------------------------------------------------------------------------
                                                                                                                59,264

========================================================================================================================
   Hungary -- 0.3%
========================================================================================================================
   Magyar Telekom Telecommunications PLC                                                        13,867,061      36,301
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Israel -- 0.6%
========================================================================================================================
   Bezeq - The Israel Telecommunication Corp. Ltd.                                              26,816,056      44,028
------------------------------------------------------------------------------------------------------------------------
   Cellcom Israel Ltd.                                                                           1,181,533      14,772
------------------------------------------------------------------------------------------------------------------------
   Partner Communications Co. Ltd.                                                               1,605,304      12,382
   Partner Communications Co. Ltd. (ADR)                                                           112,000         849
------------------------------------------------------------------------------------------------------------------------
   Shufersal Ltd.                                                                                3,233,940      11,770
------------------------------------------------------------------------------------------------------------------------
                                                                                                                83,801

========================================================================================================================
   Oman -- 0.3%
========================================================================================================================
   BankMuscat (SAOG)                                                                             1,402,850       2,212
   BankMuscat (SAOG) (GDR)                                                                       6,148,303      38,774
------------------------------------------------------------------------------------------------------------------------
                                                                                                                40,986

========================================================================================================================
   Poland -- 1.3%
========================================================================================================================
   Bank Pekao SA                                                                                   337,151      16,811
------------------------------------------------------------------------------------------------------------------------
   Poland (continued)
   Telekomunikacja Polska SA                                                                    30,698,012     168,764
------------------------------------------------------------------------------------------------------------------------
                                                                                                               185,575

========================================================================================================================
   Russia -- 8.6%
========================================================================================================================
   Baring Vostok Private Equity Fund, LP (acquired 12/15/00, cost:
      $6,693,000)(1),(2),(3),(4),(5)                                                            11,783,118      67,797
   Baring Vostok Private Equity Fund III, LP (acquired 3/30/05, cost:
      $19,357,000)(1),(2),(3),(4),(5)                                                           22,390,548      50,735
   Baring Vostok Private Equity Fund IV, LP (acquired 4/25/07, cost:
      $13,141,000)(1),(2),(3),(4),(5)                                                           13,767,054      21,292
   Baring Vostok Fund IV Supplemental Fund, LP (acquired 10/8/07, cost:
      $24,976,000)(1),(2),(3),(4),(5)                                                           27,955,209      39,176
------------------------------------------------------------------------------------------------------------------------
   Etalon Group Ltd. (GDR)(1)                                                                    2,969,916      20,344
------------------------------------------------------------------------------------------------------------------------
   Global Ports Investments PLC (GDR)                                                              801,841      12,188
   Global Ports Investments PLC(6)                                                               1,984,210      30,160
------------------------------------------------------------------------------------------------------------------------
   New Century Capital Partners, LP (acquired 12/7/95, cost: $951,000)(1),(3),(4)                5,247,900       6,566
------------------------------------------------------------------------------------------------------------------------
   OAO Gazprom                                                                                   1,334,000       8,237
   OAO Gazprom (ADR)                                                                            29,616,897     361,326
------------------------------------------------------------------------------------------------------------------------
   OAO Lukoil (ADR)                                                                                648,928      39,065
------------------------------------------------------------------------------------------------------------------------
   OAO Mechel, preferred nominative                                                              1,733,100      12,116
------------------------------------------------------------------------------------------------------------------------
   OAO TMK (GDR)                                                                                 1,906,495      25,547
------------------------------------------------------------------------------------------------------------------------
   OJSC Bank Saint Petersburg, Class A, 13.50% convertible preferred May 15, 2013(1)             3,968,399      12,114
------------------------------------------------------------------------------------------------------------------------
   OJSC Holding Co. Sibirskiy Cement(1)                                                            620,637       9,185
------------------------------------------------------------------------------------------------------------------------
   OJSC Kuzbasskaya Toplivnaya Co.                                                               1,665,000       9,425
------------------------------------------------------------------------------------------------------------------------
   OJSC Magnit                                                                                     152,084      18,881
   OJSC Magnit (GDR)                                                                               199,031       5,800
------------------------------------------------------------------------------------------------------------------------
   OJSC Mining and Metallurgical Co. Norilsk Nickel (ADR)                                          875,326      16,018
------------------------------------------------------------------------------------------------------------------------
   OJSC OC Rosneft (GDR)(1)                                                                      2,487,785      17,613
------------------------------------------------------------------------------------------------------------------------
   OJSC Pharmstandard (GDR)(1)                                                                     347,100       6,158
------------------------------------------------------------------------------------------------------------------------
   OJSC Rostelecom(1)                                                                            5,322,820      26,262
   OJSC Rostelecom, preferred                                                                    1,628,200       4,917
   OJSC Rostelecom (ADR)(1)                                                                      1,511,727      44,233
------------------------------------------------------------------------------------------------------------------------
   Sberbank of Russia                                                                           75,669,981     244,198
   Sberbank of Russia (ADR)(1)                                                                     375,910       4,827
------------------------------------------------------------------------------------------------------------------------
   X5 Retail Group NV (GDR)(1)                                                                     983,834      22,569
------------------------------------------------------------------------------------------------------------------------
   Yandex NV, Class A(1)                                                                         2,975,800      79,960
------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,216,709

========================================================================================================================
   Saudi Arabia -- 1.2%
========================================================================================================================
   Almarai Co., PALMS issued by HSBC Bank plc, expires November 24, 2014 (acquired
      3/20/12, cost: $46,730,000)(3)                                                             1,593,250      48,429
------------------------------------------------------------------------------------------------------------------------
   Etihad Etisalat Co., PALMS issued by Deutsche Bank, expires December 3, 2012
      (acquired 3/21/11, cost: $107,459,000)(3)                                                  7,424,600     128,183
------------------------------------------------------------------------------------------------------------------------
                                                                                                               176,612

========================================================================================================================
   Turkey -- 0.3%
========================================================================================================================
   Aktas Elektrik Ticaret AS(1)                                                                      4,273           --
------------------------------------------------------------------------------------------------------------------------
   Coca-Cola Icecek AS, Class C                                                                  1,300,245      16,597
------------------------------------------------------------------------------------------------------------------------
   Enka Insaat ve Sanayi AS                                                                      5,657,087      18,028
------------------------------------------------------------------------------------------------------------------------
   Sinpas Gayrimenkul Yatirim Ortakligi AS                                                       1,107,522         839
------------------------------------------------------------------------------------------------------------------------
                                                                                                                35,464

========================================================================================================================
   United Arab Emirates -- 0.4%
========================================================================================================================
   DP World Ltd.                                                                                 4,712,750      54,668
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Latin America -- 13.1%
========================================================================================================================
   Argentina -- 0.0%
========================================================================================================================
   Grupo Financiero Galicia SA, Class B                                                                  5           --
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Brazil -- 9.6%
========================================================================================================================
   Anhanguera Educacional Participacoes SA, ordinary nominative                                  3,609,360      43,499
------------------------------------------------------------------------------------------------------------------------
   Banco Bradesco SA, preferred nominative (ADR)                                                 5,565,400      97,395
------------------------------------------------------------------------------------------------------------------------
   Cia. de Concessoes Rodoviarias, ordinary nominative                                          17,140,800     138,783
------------------------------------------------------------------------------------------------------------------------
   Cia. de Saneamento Basico do Estado de Sao Paulo - SABESP (ADR)                                 194,041      14,868
   Cia. de Saneamento Basico do Estado de Sao Paulo - SABESP, ordinary nominative                  167,900       6,407
------------------------------------------------------------------------------------------------------------------------
   Cia. de Saneamento de Minas Gerais                                                               31,000         723
------------------------------------------------------------------------------------------------------------------------
   Cia. Energetica de Minas Gerais - CEMIG, preferred nominative                                   555,600      13,273
------------------------------------------------------------------------------------------------------------------------
   Gerdau SA (ADR)                                                                               9,318,600      89,738
------------------------------------------------------------------------------------------------------------------------
   Hypermarcas SA, ordinary nominative                                                          16,228,300     114,237
------------------------------------------------------------------------------------------------------------------------
   International Meal Co. Holdings SA(1)                                                         2,379,600      22,148
------------------------------------------------------------------------------------------------------------------------
   Itau Unibanco Holding SA, preferred nominative (ADR)                                          4,815,864      92,416
------------------------------------------------------------------------------------------------------------------------
   Itausa - Investimentos Itau SA, preferred nominative                                         11,316,288      69,741
------------------------------------------------------------------------------------------------------------------------
   Mills Estruturas e Servicos de Engenharia SA, ordinary nominative                             3,429,700      43,777
------------------------------------------------------------------------------------------------------------------------
   Petroleo Brasileiro SA - Petrobras, ordinary nominative (ADR)                                 1,769,500      46,998
   Petroleo Brasileiro SA - Petrobras, preferred nominative (ADR)                                6,272,727     160,331
------------------------------------------------------------------------------------------------------------------------
   QGEP Participacoes SA                                                                         7,353,900      53,378
------------------------------------------------------------------------------------------------------------------------
   T4F Entretenimento SA, ordinary nominative(1)                                                   256,900       2,350
------------------------------------------------------------------------------------------------------------------------
   Telemar Norte Leste SA, Class A, preferred nominative                                            95,100       2,496
------------------------------------------------------------------------------------------------------------------------
   Tele Norte Leste Participacoes SA, ordinary nominative                                        1,120,800      15,964
   Tele Norte Leste Participacoes SA, preferred nominative                                         637,788       7,281
   Tele Norte Leste Participacoes SA, preferred nominative (ADR)                                13,361,400     151,652
------------------------------------------------------------------------------------------------------------------------
   Telefonica Brasil SA, preferred nominative (ADR)                                                838,195      25,674
------------------------------------------------------------------------------------------------------------------------
   Vale SA, Class A, preferred nominative (ADR)                                                  4,332,624      98,307
------------------------------------------------------------------------------------------------------------------------
   WEG SA, ordinary nominative                                                                   1,658,900      17,993
------------------------------------------------------------------------------------------------------------------------
   Wilson Sons Ltd. (BDR)                                                                        1,882,300      30,470
------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,359,899

========================================================================================================================
   Chile -- 0.4%
========================================================================================================================
   CorpBanca                                                                                    60,241,682         811
------------------------------------------------------------------------------------------------------------------------
   Enersis SA (ADR)                                                                                879,744      17,762
------------------------------------------------------------------------------------------------------------------------
   Ripley Corp SA                                                                               27,893,736      32,826
------------------------------------------------------------------------------------------------------------------------
                                                                                                                51,399

========================================================================================================================
   Colombia -- 0.0%
========================================================================================================================
   Bancolombia SA                                                                                  182,774       2,874
   Bancolombia SA, preferred nominative (ADR)                                                       88,500       5,723
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,597

========================================================================================================================
   Mexico -- 3.1%
========================================================================================================================
   Alsea, SAB de CV, Series A                                                                   18,188,900      25,875
------------------------------------------------------------------------------------------------------------------------
   Arca Continental, SAB de CV                                                                   7,700,344      36,745
------------------------------------------------------------------------------------------------------------------------
   Bolsa Mexicana de Valores, SAB de CV, Series A                                                7,705,600      15,557
------------------------------------------------------------------------------------------------------------------------
   CEMEX, SAB de CV, ordinary participation certificates, units (ADR)(1)                         6,150,148      47,725
------------------------------------------------------------------------------------------------------------------------
   Corporacion Geo, SAB de CV, Class B(1)                                                        1,355,100       2,119
------------------------------------------------------------------------------------------------------------------------
   Grupo Comercial Chedraui, SAB de CV, Series B                                                11,184,200      29,172
------------------------------------------------------------------------------------------------------------------------
   Grupo Financiero Inbursa, SAB de CV                                                          39,957,911      82,360
------------------------------------------------------------------------------------------------------------------------
   Grupo Televisa, SAB de CV, ordinary participation certificates (ADR)                          2,011,600      42,405
------------------------------------------------------------------------------------------------------------------------
   Impulsora del Desarrollo y el Empleo en America Latina, SAB de CV, Series B-1(1)             50,587,000      99,088
------------------------------------------------------------------------------------------------------------------------
   Kimberly-Clark de Mexico, SAB de CV, Series A                                                 8,400,099      18,653
------------------------------------------------------------------------------------------------------------------------
   Urbi Desarrollos Urbanos, SAB de CV(1)                                                       28,989,200      34,713
------------------------------------------------------------------------------------------------------------------------
                                                                                                               434,412

========================================================================================================================
   Peru -- 0.0%
========================================================================================================================
   Pesquera Exalmar SA, Class A                                                                  2,136,994       2,644
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Africa -- 2.8%
========================================================================================================================
   Egypt -- 0.0%
========================================================================================================================
   Orascom Construction Industries                                                                  88,554       3,783
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Morocco -- 0.1%
========================================================================================================================
   Holcim (Maroc) SA                                                                                46,585      11,123
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   South Africa -- 2.7%
========================================================================================================================
   Anglo American Platinum Ltd.                                                                    195,626      13,618
------------------------------------------------------------------------------------------------------------------------
   AngloGold Ashanti Ltd.                                                                          219,485       8,080
   AngloGold Ashanti Ltd. (ADR)                                                                  1,293,697      47,763
------------------------------------------------------------------------------------------------------------------------
   Barloworld Ltd.                                                                               4,041,533      52,675
------------------------------------------------------------------------------------------------------------------------
   Harmony Gold Mining Co. Ltd.                                                                  5,287,753      57,482
   Harmony Gold Mining Co. Ltd. (ADR)                                                            2,948,913      32,232
------------------------------------------------------------------------------------------------------------------------
   Impala Platinum Holdings Ltd.                                                                 1,305,239      25,710
------------------------------------------------------------------------------------------------------------------------
   MTN Group Ltd.                                                                                3,241,556      57,056
------------------------------------------------------------------------------------------------------------------------
   Royal Bafokeng Platinum Ltd.(1)                                                               3,663,764      28,896
------------------------------------------------------------------------------------------------------------------------
   Sappi Ltd.(1)                                                                                14,337,123      53,079
   Sappi Ltd. (ADR)(1)                                                                           1,308,900       4,830
------------------------------------------------------------------------------------------------------------------------
   South African Private Equity Fund III, LP (acquired 9/23/98, cost:
      $2,744,000)(2),(3),(4),(5)                                                                27,594,065       2,503
------------------------------------------------------------------------------------------------------------------------
                                                                                                               383,924

========================================================================================================================
   Other markets -- 8.0%
========================================================================================================================
   Australia -- 0.8%
========================================================================================================================
   Oil Search Ltd.                                                                              15,317,270     110,589
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Austria -- 0.2%
========================================================================================================================
   Vienna Insurance Group                                                                          708,593      31,253
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Canada -- 1.1%
========================================================================================================================
   Centerra Gold Inc.                                                                            4,166,200      64,783
------------------------------------------------------------------------------------------------------------------------
   First Quantum Minerals Ltd.                                                                   1,285,000      24,503
------------------------------------------------------------------------------------------------------------------------
   Inmet Mining Corp.                                                                              796,500      45,038
------------------------------------------------------------------------------------------------------------------------
   Ivanhoe Mines Ltd.(1)                                                                           417,860       6,577
------------------------------------------------------------------------------------------------------------------------
   Uranium One Inc.(1)                                                                           4,784,900      13,288
------------------------------------------------------------------------------------------------------------------------
                                                                                                               154,189

========================================================================================================================
   Italy -- 0.3%
========================================================================================================================
   Tenaris SA (ADR)                                                                              1,189,100      45,459
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Switzerland -- 0.2%
========================================================================================================================
   Dufry AG(1)                                                                                     181,161      23,681
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   United Kingdom -- 4.2%
========================================================================================================================
   Anglo American PLC                                                                            3,247,900     121,407
------------------------------------------------------------------------------------------------------------------------
   Evraz PLC(1)                                                                                  5,982,026      35,355
------------------------------------------------------------------------------------------------------------------------
   Gem Diamonds Ltd.(1)                                                                            821,962       3,596
------------------------------------------------------------------------------------------------------------------------
   Glencore International PLC                                                                   15,670,700      97,604
------------------------------------------------------------------------------------------------------------------------
   Kazakhmys PLC                                                                                   258,790       3,759
------------------------------------------------------------------------------------------------------------------------
   Lonrho PLC(1)                                                                                52,947,100      10,798
------------------------------------------------------------------------------------------------------------------------
   Mondi PLC                                                                                    11,135,090     104,993
------------------------------------------------------------------------------------------------------------------------
   Petra Diamonds Ltd. (CDI)(1)                                                                 20,294,596      56,937
------------------------------------------------------------------------------------------------------------------------
   Petropavlovsk PLC                                                                             1,426,018      12,705
------------------------------------------------------------------------------------------------------------------------
   Platmin Ltd.(1)                                                                              16,963,500       2,296
------------------------------------------------------------------------------------------------------------------------
   SABMiller PLC                                                                                   607,591      24,388
------------------------------------------------------------------------------------------------------------------------
   Standard Chartered PLC                                                                        2,327,100      58,066
------------------------------------------------------------------------------------------------------------------------
   Tullow Oil PLC                                                                                2,506,507      61,220
------------------------------------------------------------------------------------------------------------------------
                                                                                                               593,124

========================================================================================================================
   United States of America -- 1.2%
========================================================================================================================
   AutoNavi Holdings Ltd. (ADR)(1)                                                               1,643,800      20,630
------------------------------------------------------------------------------------------------------------------------
   Freeport-McMoRan Copper & Gold Inc.                                                             589,210      22,413
------------------------------------------------------------------------------------------------------------------------
   Genpact Ltd.(1)                                                                               5,715,863      93,169
------------------------------------------------------------------------------------------------------------------------
   Sohu.com, Inc.(1)                                                                               635,600      35,066
------------------------------------------------------------------------------------------------------------------------
                                                                                                               171,278

========================================================================================================================
   Multinational -- 0.3%
========================================================================================================================
   Capital International Global Emerging Markets Private Equity Fund, LP (acquired
      6/30/99, cost: $206,000)(2),(3),(4),(5)                                                   55,999,402         515
------------------------------------------------------------------------------------------------------------------------
   Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost:
      $28,021,000)(2),(3),(4),(5)                                                               49,622,617      32,801
------------------------------------------------------------------------------------------------------------------------
   International Hospital Corp. Holding NV (acquired 9/25/97, cost:
      $8,011,000)(1),(2),(3)                                                                       609,873       4,696
   International Hospital Corp. Holding NV, Class B, convertible preferred (acquired
      2/12/07, cost: $3,504,000)(1),(2),(3)                                                        622,354       4,792
------------------------------------------------------------------------------------------------------------------------
   New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost:
      $11,000)(1),(2),(3),(4)                                                                      279,240          29
   New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost:
      $148,000)(1),(2),(3),(4)                                                                   3,810,369         389
------------------------------------------------------------------------------------------------------------------------
   Pan-African Investment Partners II Ltd., Class A (acquired 6/20/08 cost:
      $13,932,000)(2),(3),(4),(5)                                                                    3,800       5,469
------------------------------------------------------------------------------------------------------------------------
                                                                                                                48,691

========================================================================================================================
   Miscellaneous -- 2.2%
========================================================================================================================
   Equity securities in initial period of acquisition                                                          307,600
------------------------------------------------------------------------------------------------------------------------

   Total equity securities (cost: $11,289,616,000)                                                          13,545,150

                                                                                          Principal amount
Bonds and notes                                                                                      (000)
========================================================================================================================
   Eastern Europe and Middle East -- 0.0%
========================================================================================================================
   Russia -- 0.0%
========================================================================================================================
   OAO TMK 5.25% convertible, February 11, 2015                                                     $9,400       9,377
------------------------------------------------------------------------------------------------------------------------

========================================================================================================================
   Latin America -- 0.1%
========================================================================================================================
   Mexico -- 0.1%
========================================================================================================================
   CEMEX, SAB de CV, 4.875% convertible, March 15, 2015                                             10,384       9,813
------------------------------------------------------------------------------------------------------------------------

   Total bonds and notes (cost: $20,545,000)                                                                    19,190

Short-term securities
------------------------------------------------------------------------------------------------------------------------
   Corporate short-term notes -- 2.2%
------------------------------------------------------------------------------------------------------------------------
   Bank of Nova Scotia 0.10% due 4/9/12                                                             75,000      74,998
------------------------------------------------------------------------------------------------------------------------
   Barclays US Funding Corp. 0.10% due 4/2/12                                                      115,250     115,249
------------------------------------------------------------------------------------------------------------------------
   PACCAR Financial Corp. 0.11% due 4/9/12                                                          16,717      16,716
------------------------------------------------------------------------------------------------------------------------
   Roche Holdings, Inc. 0.07% due 4/9/12                                                            25,000      25,000
------------------------------------------------------------------------------------------------------------------------
   Svenska Handelsbanken, Inc. 0.12% due 4/9/12                                                     30,900      30,899
------------------------------------------------------------------------------------------------------------------------
   Toronto-Dominion Holdings USA, Inc. 0.09% due 4/9/12                                             50,000      49,999
------------------------------------------------------------------------------------------------------------------------
                                                                                                               312,861

                                                                                          Principal amount        Value
                                                                                                     (000)        (000)
------------------------------------------------------------------------------------------------------------------------
   Federal agency discount notes -- 0.4%
------------------------------------------------------------------------------------------------------------------------
   Federal Home Loan Bank 0.05% due 4/9/12                                                         $60,900     $60,899
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
   U.S. Treasuries -- 0.4%
------------------------------------------------------------------------------------------------------------------------
   U.S. Treasury Bill 0.07% due 4/5/12                                                              48,700      48,700
------------------------------------------------------------------------------------------------------------------------
                                                                                                               422,460
Total short-term securities (cost: $422,461,000)

Total investment securities (cost: $11,732,622,000)                                                         13,986,800
Other assets less liabilities (including forward currency contracts)                                           156,392
                                                                                                           -------------
Net assets                                                                                                 $14,143,192
                                                                                                           =============

(1)   Security did not produce income during the last 12 months.

(2)   This issuer represents investment in an affiliate as defined in the
      Investment Company Act of 1940. This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities. New Asia East Investment Fund Ltd., Capital
      International Global Emerging Markets Private Equity Fund, LP and Capital
      International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund.

(3)   Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. These securities, acquired at a cost of
      $385,644,000, may be subject to legal or contractual restrictions on resale. The total value of all such securities was $438,362,000, which represented 3.10% of the net assets of the fund.

(4)   Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund's performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund's interest in the partnerships is reported.

(5)   Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

(6)   Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securities laws). May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $30,160,000, which represented 0.21% of the net assets of the fund.

Abbreviations

Securities:
   ADR        --   American Depositary Receipts
   BDR        --   Brazilian Depositary Receipts
   CDI        --   CREST Depository Interest
   GDR        --   Global Depositary Receipts
   PALMS      --   Participating Access Linked Middle Eastern Securities

 Federal income tax information
                                                                    (dollars in
                                                                     thousands)
Gross unrealized appreciation on investment securities             $  3,113,674
Gross unrealized depreciation on investment securities              (1,068,283)
Net unrealized appreciation on investment securities                  2,045,391
--------------------------------------------------------------------------------
Cost of investment securities for federal income tax purposes        11,941,409
--------------------------------------------------------------------------------

Valuation

Capital International, Inc., the fund's investment adviser values the fund's investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of the fund is generally determined as of approximately 4:00 p.m. New York time on the last business day of each week and month except on any day on which the New York Stock Exchange is closed for trading. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs - The fund's investment adviser uses the following methods and inputs to establish the fair value of the fund's assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

------------------------------------------------------------------------------------------------------------
Fixed-income class                           Examples of standard inputs
------------------------------------------------------------------------------------------------------------
All                                          Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable
                                             securities; and proprietary pricing models such as yield
                                             measures calculated using factors such as cash flows,
                                             financial or collateral performance and other reference data
                                             (collectively referred to as "standard inputs")
------------------------------------------------------------------------------------------------------------
Corporate bonds & notes; convertible         Standard inputs and underlying equity of the issuer
securities
------------------------------------------------------------------------------------------------------------

When the fund's investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund's investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund's investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund's board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S.
Securities and Exchange Commission ("SEC") rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities;
conversion or exchange rights on the security; related corporate actions;
significant events occurring after the close of trading in the security; and
changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside the U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure - The fund's board of directors has delegated authority to the fund's investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation
Committee (the "Fair Valuation Committee") to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation
Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser's valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair value guidelines to the audit committee with supplemental information to support the changes. The fund's audit committee also regularly reviews reports that describe fair value determinations and methods.

The fund's investment adviser has also established a Fixed-Income Pricing Review
Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to internal reviews including an annual control self-evaluation program facilitated by the investment adviser's compliance group.

Classifications - The fund's investment adviser classifies the fund's assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser's determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund's valuation levels as of March 31,
2012 (dollars in thousands):

                                                                     Investment securities
                                               -------------------------------------------------------------------
                                                  Level 1(1)         Level 2          Level 3          Total
                                               -------------------------------------------------------------------
Assets:
Equity securities:
   Asia-Pacific................................   $  7,856,526     $     32,585    $     25,014    $   7,914,125
   Eastern Europe and Middle East..............      1,488,428          215,386         185,566        1,889,380
   Latin America...............................      1,856,951               --              --        1,856,951
   Other markets...............................      1,523,604               --          53,490        1,577,094
Miscellaneous..................................        307,600               --              --          307,600
Bonds and notes................................             --           19,190              --           19,190
Short-term securities..........................             --          422,460              --          422,460
                                               -------------------------------------------------------------------
Total                                             $ 13,033,109     $    689,621    $    264,070    $  13,986,800
                                               ===================================================================

                                                                     Other investments(2)
                                               -------------------------------------------------------------------
                                                   Level 1           Level 2          Level 3          Total
                                               -------------------------------------------------------------------
Assets:
Unrealized appreciation on open forward
currency contracts                                $         --     $      1,240    $         --    $       1,240
Liabilities:
Unrealized depreciation on open forward
currency contracts                                          --           (5,822)             --           (5,822)
                                               -------------------------------------------------------------------
Total                                             $         --     $     (4,582)   $         --    $      (4,582)
                                               ===================================================================

(1)   Securities with a market value of $9,439,349,000, which represented 66.74%
      of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

(2)   Forward currency contracts are not included in the investment portfolio.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions during the period ended March 31, 2012
(dollars in thousands):

                               Gross                                                          Gross
                Beginning    transfers                                            Net       transfers     Ending
                 value at       into                               Net        unrealized     out of      value at
                 7/1/2011    Level 3(4)  Purchases   Sales    realized gain  depreciation  Level 3(4)   3/31/2012
               ======================================================================================================
Private Equity   $ 250,675  $     --     $5,795    $(31,168)     $27,297     $ (25,327)     $      --      $ 227,272
Funds

Other
Securities(3)       40,845    23,564          --      (1,553)    (25,043)       11,948        (12,963)        36,798
               ======================================================================================================
Total            $ 291,520  $ 23,564     $ 5,795   $(32,721)     $ 2,254     $ (13,379)     $ (12,963)     $ 264,070
               ======================================================================================================

Net unrealized depreciation during the period on Level 3 investment securities held at
March 31, 2012 (dollars in thousands)

                                                                                                          $  (12,644)
                                                                                                          ===========

(3)   Represents less than 1% of portfolio securities as of March 31, 2012.

(4)   Transfers into and out of Level 3 are based on the beginning market value of the quarter in which they occurred.

The fund owns an interest in multiple private equity funds, which are considered alternative investments and are classified as Level 3 investments in accordance with accounting principles generally accepted in the United States of America.
The private equity funds are fair valued using the net asset value (NAV) based on the fund's financial statements adjusted for known company or market events, updated market pricing for underlying securities, and/or fund transactions (i.e.
drawdowns and distributions) and may include unobservable inputs.

The significant unobservable inputs used in the fair value measurements of the reporting entity's private equity funds are directional adjustments based on relevant market data (such as significant movement of a country-specific exchange-traded fund or index after the financial statement date of the private equity fund). Significant increases (decreases) of these inputs could result in significantly higher (lower) fair value measurements.

The following table lists the characteristics of the alternative investments held, including those investments where the fund's investment adviser used significant unobservable inputs as of March 31, 2012 (dollars in thousands):

------------------------------------------------------------------------------------------------------------------------------------
                     Investment         Fair          Unfunded         Remaining                          Unobservable
 Investment type      strategy        value(1)      commitment(2)       life(3)      Redemption terms       Input(s)        Range
------------------------------------------------------------------------------------------------------------------------------------
Private equity     Primarily        $227,272      $50,769              (less than    Redemptions are    Market Index     0 to 18%
funds              private sector                                      or equal)1    not permitted.     Adjustment
                   equity                                               to 6 years   These funds
                   investments                                                       distribute
                   (i.e.,                                                            proceeds from the
                   expansion                                                         liquidation of
                   capital,                                                          underlying assets
                   buyouts) in                                                       of the funds.
                   emerging
                   markets
------------------------------------------------------------------------------------------------------------------------------------

(1)   93.19% of the private equity funds noted above were valued using significant unobservable inputs as of March 31, 2012.

(2)   Unfunded capital commitments represent agreements which obligate the fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing of such capital calls cannot readily be determined.

(3)   Represents the remaining life of the fund term or the estimated period of liquidation.

Investments in affiliates

                                                                                               Dividend
                                                                                                  and
                                                                                               interest
                                        Beginning     Purchases/       Sales/       Ending      income        Value
Issuer                                   shares        Additions     Reductions     shares       (000)        (000)
----------------------------------------------------------------------------------------------------------------------

Affiliated issuers:

Compeq Manufacturing                     73,599,000            --            --   73,599,000    $     --    $  32,667

Jain Irrigation Systems Ltd.             14,740,760     6,435,793            --   21,176,553         375       39,957

Shanda Games Ltd.                         1,916,900     2,026,900            --    3,943,800       4,023       20,508

StemLife                                  8,331,900            --            --    8,331,900          --          762

VA Tech Wabag                               633,821       950,731            --    1,584,552          --       13,356

Affiliated private equity funds/private placements:

Baring Vostok Private Equity Fund*       11,783,118            --            --   11,783,118          --       67,797

Baring Vostok Private Equity Fund III*   22,047,564       342,984            --   22,390,548          --       50,735

Baring Vostok Capital Partners IV*       38,746,859     2,975,404            --   41,722,263          --       60,468

Capital International Global
Emerging Markets Private Equity
Fund*                                    55,999,402            --            --   55,999,402          --          515

Capital International Private
Equity Fund IV*                          49,194,744       427,873            --   49,622,617         991       32,801

International Hospital                    1,232,227            --            --    1,232,227          --        9,488

New Asia East Investment Fund             4,089,609            --            --    4,089,609          --          418

Pan-African Investment Partners II            3,800            --            --        3,800          56        5,469

South African Private Equity Fund
III*                                     27,594,065            --            --   27,594,065         794        2,503

                                                                                             -------------------------
                                                                                                $  6,239    $ 337,444
                                                                                             =========================

*For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund's interest in the partnerships is reported.

Forward currency contracts

The  fund  has  entered  into forward currency contracts, which represent agreements to  exchange currencies on  specific future dates  at predetermined rates. The  fund's investment adviser uses forward currency contracts to  manage  the fund's exposure to changes in exchange rates. Upon entering into these contracts, risks  may  arise from  the potential inability of counterparties to  meet  the terms  of their contracts and from possible movements in exchange rates. As  of March 31, 2012, the  fund had open forward currency contracts  to  sell currencies, as  shown  on  the following table. Open  forward currency contracts shown  are generally indicative of the level of activity over the prior 12-month period.

                                                                                    Contract amount             U.S. valuation
                                                                                         (000)                     (000)
                                                                                 ------------------------ --------------------------
                                                       Counterparty              Non-U.S.       U.S.        Amount    Unrealized
                                                                                                                    (depreciation)/
                                                                                                                     appreciation
------------------------------------------------------------------------------------------------------------------------------------
Sales:
Brazilian Real to U.S. Dollar expiring 5/16/2012 ......Bank of America              BRL33,476   $19,237     $18,165      $ 1,072
British Pound to U.S. Dollar expiring 4/13/2012 .......Bank of America             GBP102,010   160,269     163,153       (2,884)
Canadian Dollar to U.S. Dollar expiring 4/26/2012 .....UBS AG                       CAD59,515    59,470      59,640         (170)
Euro to U.S. Dollar expiring 4/20 -4/26/2012...........Bank of New York Mellon      EUR59,451    78,038      79,296       (1,258)
Hungarian Forint to U.S. Dollar expiring 4/27/2012 ....Bank of America           HUF6,618,743    30,046      29,878          168
Israeli Shekel to U.S. Dollar expiring 4/16/2012 ......UBS AG                      ILS264,895    69,980      71,364       (1,384)
Mexican Peso to U.S. Dollar expiring 5/2/2012 .........UBS AG                      MXN777,811    60,500      60,626         (126)
                                                                                                                      --------------
Forward currency contracts -- net......................                                                                  $(4,582)
                                                                                                                      ==============
ITEM 2  – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Victor D. Kohn
Victor D. Kohn, President and Chief Executive Officer

Date: May 29, 2012

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer

Date: May 29, 2012